Commissions and fees	6 Months Ended
Jun. 30, 2016
Commissions and fees
7 Commissions and fees
in	2Q16	1Q16	2Q15	6M16	6M15
Commissions and fees (CHF million)
Lending business	452	398	426	850	726
Investment and portfolio management	779	810	864	1,589	1,697
Other securities business	14	11	21	25	43
Fiduciary business	793	821	885	1,614	1,740
Underwriting	395	222	487	617	932
Brokerage	757	833	978	1,590	1,986
Underwriting and brokerage	1,152	1,055	1,465	2,207	2,918
Other services	399	401	483	800	854
Commissions and fees	2,796	2,675	3,259	5,471	6,238